Quarterly Report
September 30, 2023
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Alcoholic Beverages – 2.2%
Diageo PLC	14,344	$528,990
Kweichow Moutai Co. Ltd., “A”	2,200	541,728
		$1,070,718
Apparel Manufacturers – 4.9%
Adidas AG	2,491	$438,812
Burberry Group PLC	16,359	379,406
LVMH Moet Hennessy Louis Vuitton SE	838	632,210
NIKE, Inc., “B”	9,054	865,743
		$2,316,171
Automotive – 1.3%
Aptiv PLC (a)	6,503	$641,131
Broadcasting – 1.1%
Walt Disney Co. (a)	6,241	$505,833
Brokerage & Asset Managers – 1.5%
Brookfield Asset Management Ltd.	10,414	$347,018
Charles Schwab Corp.	6,990	383,751
		$730,769
Business Services – 8.3%
Accenture PLC, “A”	4,762	$1,462,458
CGI, Inc. (a)	7,870	775,730
Equifax, Inc.	1,475	270,190
Experian PLC	6,622	216,335
Fiserv, Inc. (a)	5,737	648,052
Thompson Reuters Corp.	1,629	199,282
Verisk Analytics, Inc., “A”	1,644	388,379
		$3,960,426
Computer Software – 7.8%
Adobe Systems, Inc. (a)	1,310	$667,969
Microsoft Corp.	9,658	3,049,513
		$3,717,482
Computer Software - Systems – 3.7%
Apple, Inc.	6,948	$1,189,567
Cap Gemini S.A.	1,661	288,414
Samsung Electronics Co. Ltd.	5,450	276,256
		$1,754,237
Construction – 2.4%
Otis Worldwide Corp.	6,293	$505,391
Sherwin-Williams Co.	2,543	648,592
		$1,153,983
Consumer Products – 3.2%
Church & Dwight Co., Inc.	10,402	$953,135
Estee Lauder Cos., Inc., “A”	3,920	566,636
		$1,519,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 6.2%
Amphenol Corp., “A”	11,292	$948,415
Fortive Corp.	6,413	475,588
Hubbell, Inc.	1,456	456,325
Schneider Electric SE	3,779	623,017
TE Connectivity Ltd.	3,772	465,955
		$2,969,300
Electronics – 4.8%
Analog Devices, Inc.	5,289	$926,051
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,472	1,083,817
Texas Instruments, Inc.	1,668	265,228
		$2,275,096
Food & Beverages – 2.6%
McCormick & Co., Inc.	8,080	$611,171
Nestle S.A.	4,601	519,552
PepsiCo, Inc.	523	88,617
		$1,219,340
General Merchandise – 2.0%
B&M European Value Retail S.A.	85,503	$610,824
Dollarama, Inc.	4,924	339,251
		$950,075
Insurance – 2.7%
Aon PLC	2,603	$843,945
Marsh & McLennan Cos., Inc.	2,354	447,966
		$1,291,911
Internet – 10.1%
Alphabet, Inc., “A” (a)	17,340	$2,269,112
Gartner, Inc. (a)	2,232	766,938
NAVER Corp.	5,230	780,973
Tencent Holdings Ltd.	25,600	1,000,992
		$4,818,015
Leisure & Toys – 0.6%
Electronic Arts, Inc.	2,276	$274,030
Machinery & Tools – 2.2%
Daikin Industries Ltd.	2,100	$329,881
Eaton Corp. PLC	3,360	716,621
		$1,046,502
Medical & Health Technology & Services – 2.3%
ICON PLC (a)	4,473	$1,101,476
Medical Equipment – 9.7%
Abbott Laboratories	2,315	$224,208
Agilent Technologies, Inc.	6,569	734,545
Becton, Dickinson and Co.	1,857	480,090
Boston Scientific Corp. (a)	14,907	787,090
Danaher Corp.	2,510	622,731
STERIS PLC	4,186	918,492
Stryker Corp.	1,081	295,405
Thermo Fisher Scientific, Inc.	1,060	536,540
		$4,599,101

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 8.4%
Credicorp Ltd.	2,638	$337,585
HDFC Bank Ltd.	47,191	867,372
Julius Baer Group Ltd.	4,344	278,389
Mastercard, Inc., “A”	940	372,155
Moody's Corp.	1,779	562,466
Visa, Inc., “A”	6,965	1,602,020
		$4,019,987
Pharmaceuticals – 0.2%
Roche Holding AG	353	$96,286
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	3,610	$437,192
Railroad & Shipping – 2.5%
Canadian Pacific Kansas City Ltd.	16,004	$1,190,858
Restaurants – 0.6%
Starbucks Corp.	3,265	$297,996
Specialty Chemicals – 0.8%
Sika AG	1,419	$359,656
Specialty Stores – 2.6%
Ross Stores, Inc.	5,838	$659,402
TJX Cos., Inc.	6,421	570,699
		$1,230,101
Telecommunications - Wireless – 2.4%
American Tower Corp., REIT	3,926	$645,631
Cellnex Telecom S.A.	13,765	478,628
		$1,124,259
Utilities - Electric Power – 1.1%
Xcel Energy, Inc.	8,876	$507,885
Total Common Stocks		$47,179,587
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.4% (v)	413,732	$413,815

Other Assets, Less Liabilities – (0.0)%		(9,808)
Net Assets – 100.0%		$47,583,594
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $413,815 and $47,179,587, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$33,221,133	$—	$—	$33,221,133
Canada	2,852,139	—	—	2,852,139
United Kingdom	—	1,735,555	—	1,735,555
France	—	1,543,641	—	1,543,641
China	1,542,720	—	—	1,542,720
Switzerland	—	1,253,883	—	1,253,883
Taiwan	1,083,817	—	—	1,083,817
South Korea	1,057,229	—	—	1,057,229
India	867,372	—	—	867,372
Other Countries	1,106,278	915,820	—	2,022,098
Mutual Funds	413,815	—	—	413,815
Total	$42,144,503	$5,448,899	$—	$47,593,402
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$374,408	$5,900,427	$5,860,833	$(147)	$(40)	$413,815
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,416	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
United States	70.7%
Canada	6.0%
United Kingdom	3.6%
France	3.2%
China	3.2%
Switzerland	2.6%
Taiwan	2.3%
South Korea	2.2%
India	1.8%
Other Countries	4.4%